Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (16.6%)

	Airlines (0.4%)

2,024,956	Air Canada Pass Through Trust Series 2015-1, Class B*µ 3.875%, 09/15/24	$2,036,579

279,833	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	284,693

1,290,256	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	1,407,154

893,013	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	993,531

533,000	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	521,120

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

884,000	5.500%, 04/20/26	905,534

295,000	5.750%, 04/20/29	302,505

1,370,000	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	1,360,342

1,015,680	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	1,173,740

435,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	471,827

308,653	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	313,805

1,004,972	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	1,013,886

617,498	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	599,640

		11,384,356

	Communication Services (1.9%)

1,400,000	Altice France SA/France* 5.500%, 10/15/29	1,327,760

595,000	APi Escrow Corp.* 4.750%, 10/15/29	583,546

1,795,000	Arrow Bidco, LLC* 9.500%, 03/15/24	1,824,025

884,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	878,298

442,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	456,025

1,815,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	1,874,605

	CSC Holdings, LLC*

4,240,000	5.500%, 04/15/27	4,338,538

2,600,000	5.750%, 01/15/30	2,453,438

1,800,000	5.375%, 02/01/28	1,808,100

1,800,000	4.625%, 12/01/30	1,604,016

540,000	4.500%, 11/15/31	503,685

PRINCIPAL AMOUNT		VALUE

1,245,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	$1,284,168

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

825,000	6.625%, 08/15/27	218,114

656,000	5.375%, 08/15/26	304,548

1,338,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	1,343,539

2,265,000	Embarq Corp. 7.995%, 06/01/36	2,334,671

	Entercom Media Corp.*^

823,000	6.500%, 05/01/27	782,854

589,000	6.750%, 03/31/29	554,273

525,000	Frontier California, Inc. 6.750%, 05/15/27	544,835

1,333,000	Frontier Florida, LLC 6.860%, 02/01/28	1,387,986

1,785,000	Frontier North, Inc. 6.730%, 02/15/28	1,850,277

1,250,000	Gannett Holdings, LLC* 6.000%, 11/01/26	1,274,775

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

1,030,000	3.500%, 03/01/29	961,546

301,000	5.250%, 12/01/27	309,901

345,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	367,663

	Intelsat Jackson Holdings, SA@

900,000	9.750%, 07/15/25*	399,672

585,000	5.500%, 08/01/23	257,874

1,665,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,732,632

695,441	Ligado Networks, LLC* 15.500%, 11/01/23	519,787

	Lumen Technologies, Inc.

1,400,000	4.000%, 02/15/27*	1,348,144

74,000	7.600%, 09/15/39	74,238

596,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	547,211

1,045,000	Midas OpCo Holdings, LLC* 5.625%, 08/15/29	1,029,325

	Netflix, Inc.

910,000	4.875%, 06/15/30*	1,018,900

610,000	4.875%, 04/15/28	671,561

	Scripps Escrow II, Inc.*

591,000	3.875%, 01/15/29	564,718

295,000	5.375%, 01/15/31	292,141

2,185,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	2,243,274

	Sirius XM Radio, Inc.*

1,500,000	5.500%, 07/01/29^	1,558,695

885,000	4.000%, 07/15/28	856,715

585,000	3.125%, 09/01/26	563,174

298,000	3.875%, 09/01/31	275,885

885,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	915,860

3,045,000	Sprint Corp. 7.125%, 06/15/24	3,321,577

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

880,000	Telecom Italia Capital, SA 6.000%, 09/30/34	$866,598

1,660,000	United States Cellular Corp. 6.700%, 12/15/33	1,848,460

125,000	Vodafone Group, PLC‡ 7.000%, 04/04/79 USD 5 year swap rate + 4.87%	144,119

		52,221,746

	Consumer Discretionary (2.7%)

1,243,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	1,307,760

595,000	Asbury Automotive Group, Inc.* 4.625%, 11/15/29	587,188

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

856,000	6.625%, 01/15/28	901,214

745,000	4.625%, 08/01/29	736,596

298,000	4.625%, 04/01/30	294,376

300,000	At Home Group, Inc.* 4.875%, 07/15/28	287,640

352,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	353,492

	Bath & Body Works, Inc.

1,577,000	6.694%, 01/15/27	1,778,525

878,000	6.875%, 11/01/35	1,010,727

	Caesars Entertainment, Inc.*

728,000	4.625%, 10/15/29	698,407

605,000	8.125%, 07/01/27	651,549

605,000	6.250%, 07/01/25	627,530

	Carnival Corp.*

582,000	10.500%, 02/01/26	654,750

295,000	7.625%, 03/01/26	301,343

1,385,000	Carriage Services, Inc.* 4.250%, 05/15/29	1,352,023

900,000	Carvana Company* 5.625%, 10/01/25	858,537

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

3,900,000	5.125%, 05/01/27	3,999,138

1,300,000	4.750%, 03/01/30	1,292,434

620,000	5.000%, 02/01/28	628,172

600,000	4.500%, 08/15/30	585,666

598,000	4.250%, 02/01/31	571,622

596,000	4.750%, 02/01/32	586,691

450,000	4.250%, 01/15/34	417,623

900,000	Cedar Fair, LP^ 5.250%, 07/15/29	903,087

	Century Communities, Inc.

1,500,000	6.750%, 06/01/27	1,564,560

300,000	3.875%, 08/15/29*	287,403

	Dana, Inc.

596,000	4.500%, 02/15/32	569,877

330,000	4.250%, 09/01/30	321,351

	DISH DBS Corp.

926,000	7.750%, 07/01/26	955,113

895,000	5.250%, 12/01/26*	869,117

739,000	7.375%, 07/01/28^	716,121

1,675,000	Empire Resorts, Inc.* 7.750%, 11/01/26	1,699,455

1,308,000	Everi Holdings, Inc.* 5.000%, 07/15/29	1,302,977

1,885,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	1,896,385

PRINCIPAL AMOUNT		VALUE

1,600,000	4.063%, 11/01/24	$1,632,656

1,400,000	4.134%, 08/04/25	1,434,692

1,400,000	3.664%, 09/08/24	1,418,270

600,000	4.389%, 01/08/26	621,570

	Gap, Inc.*

447,000	3.875%, 10/01/31^	415,647

60,000	3.625%, 10/01/29	55,856

	General Motors Financial Company, Inc.‡

140,000	5.700%, 09/30/30^ 5 year CMT + 5.00%	157,938

125,000	6.500%, 09/30/28 3 mo. USD LIBOR + 3.44%	136,561

	goeasy, Ltd.*

2,050,000	5.375%, 12/01/24	2,099,282

1,111,000	4.375%, 05/01/26^	1,107,578

596,000	Goodyear Tire & Rubber Company* 5.000%, 07/15/29	596,882

586,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	561,974

1,479,000	Guitar Center, Inc.* 8.500%, 01/15/26	1,575,372

	International Game Technology, PLC*

1,500,000	6.250%, 01/15/27	1,634,085

400,000	4.125%, 04/15/26	401,232

374,000	5.250%, 01/15/29	383,096

	Liberty Interactive, LLC

1,175,000	8.250%, 02/01/30	1,222,376

600,000	8.500%, 07/15/29	624,198

	Life Time, Inc.*

884,000	8.000%, 04/15/26	904,385

600,000	5.750%, 01/15/26	603,564

767,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	776,542

	M/I Homes, Inc.

855,000	4.950%, 02/01/28	866,910

780,000	3.950%, 02/15/30	760,648

1,248,000	Macy’s Retail Holdings, LLC* 6.700%, 07/15/34	1,408,717

	Mattel, Inc.*

1,505,000	5.875%, 12/15/27	1,600,477

147,000	3.750%, 04/01/29	147,116

1,375,000	Mclaren Finance, PLC* 7.500%, 08/01/26	1,410,750

1,518,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,484,361

1,344,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	1,368,394

1,122,000	Newell Brands, Inc. 4.700%, 04/01/26	1,177,214

600,000	Nordstrom, Inc. 5.000%, 01/15/44	535,494

596,000	Papa John’s International, Inc.* 3.875%, 09/15/29	567,475

1,370,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	1,288,841

1,670,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	1,570,919

2,933,000	Rite Aid Corp.* 8.000%, 11/15/26	2,882,552

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,670,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	$1,609,412

745,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	727,813

1,500,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	1,516,710

901,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	964,719

298,000	Thor Industries, Inc.* 4.000%, 10/15/29	285,246

290,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	325,012

1,355,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	1,315,326

1,200,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	1,161,792

298,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	301,576

		75,209,679

	Consumer Staples (0.8%)

1,358,000	Central Garden & Pet Company* 4.125%, 04/30/31	1,299,918

1,649,000	Edgewell Personal Care Company* 4.125%, 04/01/29	1,619,945

1,641,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	1,553,748

780,000	Fresh Market, Inc.* 9.750%, 05/01/23	799,289

1,475,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 6.750%, 02/15/28	1,581,731

	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*

1,770,000	5.500%, 01/15/30	1,884,926

480,000	6.500%, 04/15/29^	522,485

	Kraft Heinz Foods Company

1,820,000	4.375%, 06/01/46	1,910,800

296,000	3.875%, 05/15/27	307,683

125,000	Land O’ Lakes, Inc.* 7.000%, 09/18/28	131,327

751,000	New Albertsons, LP 7.750%, 06/15/26	849,246

1,192,000	Performance Food Group, Inc.* 4.250%, 08/01/29	1,121,398

375,000	Petsmart, Inc. / PetSmart Finance Corp.* 4.750%, 02/15/28	375,281

1,720,000	Pilgrim’s Pride Corp.*^ 5.875%, 09/30/27	1,797,383

	Post Holdings, Inc.*

1,430,000	5.750%, 03/01/27	1,470,026

860,000	4.625%, 04/15/30	829,530

296,000	5.500%, 12/15/29	304,617

1,124,000	Prestige Brands, Inc.* 3.750%, 04/01/31	1,023,132

1,300,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	1,380,483

PRINCIPAL AMOUNT		VALUE

1,260,000	Vector Group, Ltd.* 5.750%, 02/01/29	$1,168,234

		21,931,182

	Energy (1.3%)

	Antero Resources Corp.*

374,000	7.625%, 02/01/29	407,780

298,000	5.375%, 03/01/30	308,040

	Apache Corp.

1,187,000	5.100%, 09/01/40	1,245,531

593,000	4.625%, 11/15/25	620,148

	Buckeye Partners, LP

900,000	3.950%, 12/01/26^	899,775

600,000	5.850%, 11/15/43	555,762

304,000	ChampionX Corp. 6.375%, 05/01/26	315,540

	Cheniere Energy Partners, LP

596,000	3.250%, 01/31/32*	561,134

300,000	4.000%, 03/01/31^	299,988

591,000	Cheniere Energy, Inc. 4.625%, 10/15/28	600,438

592,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	633,493

1,950,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	1,865,565

11,988	Diamond Foreign Asset Company / Diamond Finance, LLC 9.000%, 04/22/27	12,044

626,000	DT Midstream, Inc.* 4.125%, 06/15/29	619,239

200,000	Enbridge, Inc.‡ 5.750%, 07/15/80 5 year CMT + 5.31%	220,662

	Energy Transfer, LP‡

1,735,000	3.334%, 11/01/66 3 mo. USD LIBOR + 3.02%	1,396,935

1,015,000	6.500%, 11/15/26 5 year CMT + 5.69%	1,038,639

	EnLink Midstream Partners, LP

1,775,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	1,347,367

1,285,000	4.850%, 07/15/26	1,321,610

	EQT Corp.

630,000	7.500%, 02/01/30	750,519

500,000	6.625%, 02/01/25	539,500

300,000	5.000%, 01/15/29	318,252

1,173,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	1,132,966

300,000	Gulfport Energy Operating Corp.* 8.000%, 05/17/26	322,767

	Gulfport Energy Operating Corp.

1,000,000	6.375%, 05/15/25&	1

305,623	8.000%, 05/17/26	328,816

596,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	612,646

	Laredo Petroleum, Inc.

985,000	10.125%, 01/15/28	1,042,120

300,000	7.750%, 07/31/29*^	290,118

1,310,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	1,342,016

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Moss Creek Resources Holdings, Inc.*

600,000	10.500%, 05/15/27	$588,576

540,000	7.500%, 01/15/26	494,732

135,000	MPLX, LP‡ 6.875%, 02/15/23 3 mo. USD LIBOR + 4.65%	135,444

589,000	Murphy Oil Corp. 6.375%, 07/15/28	610,104

	New Fortress Energy, Inc.*

1,191,000	6.750%, 09/15/25	1,129,068

589,000	6.500%, 09/30/26	552,818

296,000	Oasis Midstream Partners, LP / OMP Finance Corp.* 8.000%, 04/01/29	316,451

	Occidental Petroleum Corp.

4,241,000	4.300%, 08/15/39	4,020,129

580,000	5.875%, 09/01/25	620,420

1,082,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	1,099,777

900,000	Parkland Corp.*~ 5.875%, 07/15/27	928,296

1,390,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	1,176,329

1,370,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	1,381,576

298,000	Southwestern Energy Company 4.750%, 02/01/32	298,057

298,000	Sunoco, LP / Sunoco Finance Corp.* 4.500%, 04/30/30	294,549

	Venture Global Calcasieu Pass, LLC*

300,000	4.125%, 08/15/31	302,574

300,000	3.875%, 08/15/29	300,117

600,000	Viper Energy Partners, LP* 5.375%, 11/01/27	619,206

770,000	W&T Offshore, Inc.* 9.750%, 11/01/23	751,766

1,072,000	Weatherford International, Ltd.* 6.500%, 09/15/28	1,111,718

		37,681,118

	Financials (3.5%)

	Acrisure, LLC / Acrisure Finance, Inc.*

1,883,000	7.000%, 11/15/25^	1,880,552

1,783,000	6.000%, 08/01/29	1,694,670

1,189,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	1,255,750

1,892,000	AG Issuer, LLC* 6.250%, 03/01/28	1,959,526

	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*

2,500,000	6.750%, 10/15/27^	2,476,625

300,000	5.875%, 11/01/29	296,304

300,000	4.250%, 10/15/27	292,968

	Ally Financial, Inc.

1,392,000	4.700%, 05/15/26‡ 5 year CMT + 3.87%	1,394,895

964,000	8.000%, 11/01/31	1,307,512

850,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	843,319

PRINCIPAL AMOUNT		VALUE

258,000	American Express Company‡ 3.550%, 09/15/26 5 year CMT + 2.85%	$248,433

1,370,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	1,330,174

250,000	American International Group, Inc.‡ 5.750%, 04/01/48 3 mo. USD LIBOR + 2.87%	273,680

2,365,000	AmWINS Group, Inc.* 4.875%, 06/30/29	2,322,808

320,000	Ares Finance Company III, LLC*‡ 4.125%, 06/30/51 5 year CMT + 3.24%	319,933

2,700,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,698,515

1,307,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	1,311,104

285,000	AXIS Specialty Finance, LLC^‡ 4.900%, 01/15/40 5 year CMT + 3.19%	294,872

400,000	Bank Of America Corp.^‡ 4.375%, 02/01/34	396,272

220,000	Bank of Montrealµ‡ 4.800%, 08/25/24 5 year CMT + 2.98%	224,061

	Bank of New York Mellon Corp.µ‡

400,000	4.700%, 09/20/25 5 year CMT + 4.36%	423,096

325,000	3.750%, 12/20/26 5 year CMT + 2.63%	315,692

62,000	3.700%, 03/20/26 5 year CMT + 3.35%	62,364

	Bank of Nova Scotiaµ‡

240,000	3.625%, 10/27/81 5 year CMT + 2.61%	222,144

220,000	4.900%, 06/04/25 5 year CMT + 4.55%	230,795

220,000	Barclays, PLC‡ 4.375%, 03/15/28 5 year CMT + 3.41%	207,390

	BP Capital Markets, PLC‡

280,000	4.875%, 03/22/30^ 5 year CMT + 4.40%	295,498

135,000	4.375%, 06/22/25 5 year CMT + 4.04%	139,570

2,379,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	2,270,494

	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LLC*

2,380,000	4.500%, 04/01/27	2,255,359

1,547,000	5.750%, 05/15/26	1,551,734

612,000	Capital One Financial Corp.^‡ 3.950%, 09/01/26 5 year CMT + 3.16%	601,106

	Charles Schwab Corp.‡

325,000	4.000%, 06/01/26^ 5 year CMT + 3.17%	321,864

147,000	4.000%, 12/01/30^ 10 year CMT + 3.08%	144,239

135,000	5.375%, 06/01/25 5 year CMT + 4.97%	144,643

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Citigroup, Inc.‡

975,000	3.875%, 02/18/26 5 year CMT + 3.42%	$956,612

150,000	4.000%, 12/10/25 5 year CMT + 3.60%	149,060

385,000	Citizens Financial Group, Inc.‡ 4.000%, 10/06/26 5 year CMT + 3.22%	377,739

	Credit Acceptance Corp.

1,500,000	6.625%, 03/15/26	1,548,030

1,092,000	5.125%, 12/31/24*	1,105,890

200,000	Credit Suisse Group, AG*‡ 7.500%, 12/11/23 USD 5 year swap rate + 4.60%	213,630

372,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	393,171

	Discover Financial Services‡

245,000	6.125%, 06/23/25^ 5 year CMT + 5.78%	264,536

135,000	5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	140,562

1,233,000	Enact Holdings, Inc.* 6.500%, 08/15/25	1,308,509

550,000	Fifth Third Bancorp‡ 4.500%, 09/30/25 5 year CMT + 4.22%	571,615

1,718,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	1,654,795

	Goldman Sachs Group, Inc.‡

500,000	4.400%, 02/10/25 5 year CMT + 2.85%	492,470

475,000	3.800%, 05/10/26 5 year CMT + 2.97%	458,769

153,000	4.125%, 11/10/26 5 year CMT + 2.95%	149,620

1,891,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,924,565

200,000	HSBC Holdings, PLCµ‡ 6.375%, 03/30/25 U.S. 5 yr Swap + 4.37%	212,096

	HUB International, Ltd.*

5,150,000	7.000%, 05/01/26	5,276,742

595,000	5.625%, 12/01/29	590,282

	Huntington Bancshares, Inc.‡

350,000	4.450%, 10/15/27 7 year CMT + 4.05%	364,116

125,000	5.625%, 07/15/30^ 10 year CMT + 4.95%	140,465

70,000	5.700%, 04/15/23 3 mo. USD LIBOR + 2.88%	70,613

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

1,455,000	5.250%, 05/15/27	1,467,513

892,000	4.375%, 02/01/29	849,148

2,448,000	ILFC E-Capital Trust II*‡ 3.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	2,122,489

	ING Groep, NV‡

200,000	4.250%, 05/16/31^ 5 year CMT + 2.86%	182,104

200,000	3.875%, 05/16/27 5 year CMT + 2.86%	183,936

PRINCIPAL AMOUNT		VALUE

2,625,000	Iron Mountain, Inc.* 5.250%, 03/15/28	$2,667,761

3,000,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.* 5.000%, 08/15/28	2,970,210

1,100,000	JPMorgan Chase & Companyµ‡ 3.650%, 06/01/26 5 year CMT + 2.85%	1,058,618

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

2,306,000	5.250%, 10/01/25	2,320,090

596,000	4.750%, 06/15/29	584,014

1,680,000	LD Holdings Group, LLC* 6.125%, 04/01/28	1,498,862

	Level 3 Financing, Inc.

1,250,000	4.250%, 07/01/28*	1,194,738

990,000	5.375%, 05/01/25	1,005,721

597,000	3.875%, 11/15/29*	587,973

310,000	Liberty Mutual Group, Inc.*‡ 4.125%, 12/15/51 5 year CMT + 3.32%	305,979

200,000	Lloyds Banking Group, PLC^‡ 7.500%, 06/27/24 USD 5 year swap rate + 4.76%	217,342

892,000	LPL Holdings, Inc.* 4.000%, 03/15/29	869,611

240,000	Markel Corp.^‡ 6.000%, 06/01/25 5 year CMT + 5.66%	257,880

	MetLife, Inc.

2,990,000	6.400%, 12/15/66	3,564,558

285,000	3.850%, 09/15/25^‡ 5 year CMT + 3.58%	287,351

120,000	Nationwide Financial Services, Inc. 6.750%, 05/15/87	143,399

	Navient Corp.

2,555,000	5.000%, 03/15/27	2,483,664

1,355,000	4.875%, 03/15/28	1,297,819

200,000	Nippon Life Insurance Company*‡ 2.750%, 01/21/51 5 year CMT + 2.65%	190,664

	Nordea Bank Abp*µ‡

315,000	3.750%, 03/01/29 5 year CMT + 2.60%	286,808

200,000	6.625%, 03/26/26 5 year CMT + 4.11%	221,794

	OneMain Finance Corp.

820,000	3.875%, 09/15/28	766,470

614,000	7.125%, 03/15/26	676,100

592,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	605,829

442,000	PartnerRe Finance B, LLC‡ 4.500%, 10/01/50 5 year CMT + 3.82%	454,601

1,347,000	PHH Mortgage Corp.* 7.875%, 03/15/26	1,385,888

315,000	PNC Financial Services Group, Inc.µ‡ 3.400%, 09/15/26 5 year CMT + 2.60%	298,028

124,000	Prudential Financial, Inc.‡ 3.700%, 10/01/50 5 year CMT + 3.04%	121,215

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

280,000	QBE Insurance Group, Ltd.*^‡ 5.875%, 05/12/25 5 year CMT + 5.51%	$298,561

1,355,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	1,312,589

	RLJ Lodging Trust, LP*

894,000	3.750%, 07/01/26	870,264

596,000	4.000%, 09/15/29	562,129

	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*

560,000	3.875%, 03/01/31	525,935

555,000	3.625%, 03/01/29	520,335

275,000	2.875%, 10/15/26	262,262

708,000	State Street Corp.^‡ 5.625%, 12/15/23 3 mo. USD LIBOR + 2.54%	725,700

1,225,000	StoneX Group, Inc.* 8.625%, 06/15/25	1,300,730

	SVB Financial Group‡

300,000	4.000%, 05/15/26^ 5 year CMT + 3.20%	291,786

224,000	4.100%, 02/15/31^ 10 year CMT + 3.06%	213,076

133,000	4.250%, 11/15/26 5 year CMT + 3.07%	130,956

	Truist Financial Corp.‡

295,000	4.800%, 09/01/24^ 5 year CMT + 3.00%	301,378

125,000	4.950%, 09/01/25µ 5 year CMT + 4.61%	132,385

	UBS Group, AG*‡

200,000	7.000%, 01/31/24 USD 5 year swap rate + 4.34%	211,624

200,000	4.875%, 02/12/27 5 year CMT + 3.40%	199,978

	United Wholesale Mortgage, LLC*

1,383,000	5.500%, 04/15/29	1,267,340

600,000	5.750%, 06/15/27	568,644

600,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	568,314

175,000	US Bancorpµ‡ 3.700%, 01/15/27 5 year CMT + 2.54%	168,854

1,000,000	VZ Secured Financing, BV* 5.000%, 01/15/32	964,630

1,230,000	Wells Fargo & Company‡ 3.900%, 03/15/26 5 year CMT + 3.45% XHR, LP*	1,218,721

1,255,000	6.375%, 08/15/25	1,298,436

596,000	4.875%, 06/01/29	585,493

		98,000,145

	Health Care (1.5%)

591,000	Acadia Healthcare Company, Inc.* 5.000%, 04/15/29	585,214

	Bausch Health Americas, Inc.*

3,285,000	8.500%, 01/31/27	3,324,453

600,000	9.250%, 04/01/26	619,896

	Bausch Health Companies, Inc.*

1,670,000	5.250%, 02/15/31	1,334,079

1,300,000	5.000%, 01/30/28	1,097,616

511,000	5.000%, 02/15/29	411,820

447,000	6.125%, 02/01/27	448,806

PRINCIPAL AMOUNT		VALUE

300,000	7.250%, 05/30/29	$269,508

598,000	Centene Corp. 3.000%, 10/15/30	580,807

590,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	569,787

149,000	CHS/Community Health Systems, Inc.* 5.250%, 05/15/30	148,438

	CHS/Community Health Systems, Inc.*

2,392,000	6.125%, 04/01/30	2,285,341

1,325,000	8.000%, 03/15/26	1,383,101

663,000	6.875%, 04/15/29	658,240

	DaVita, Inc.*

1,772,000	4.625%, 06/01/30	1,726,938

1,395,000	3.750%, 02/15/31	1,282,912

894,000	Embecta Corp.* 5.000%, 02/15/30	895,752

	Encompass Health Corp.

600,000	4.750%, 02/01/30	597,030

600,000	4.500%, 02/01/28	597,624

1,369,000	HCA, Inc. 7.500%, 11/06/33	1,891,314

350,000	Jazz Securities DAC* 4.375%, 01/15/29	346,696

1,955,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 5.625%, 10/15/23	1,046,414

	Mozart Debt Merger Sub, Inc.*

1,484,000	5.250%, 10/01/29	1,444,199

1,480,000	3.875%, 04/01/29	1,427,416

	Organon & Company / Organon Foreign Debt Co-Issuer, BV*

2,200,000	5.125%, 04/30/31	2,200,616

500,000	4.125%, 04/30/28	494,810

1,251,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	1,127,939

	Tenet Healthcare Corp.

2,710,000	6.250%, 02/01/27*	2,779,647

1,575,000	6.875%, 11/15/31	1,716,813

1,520,000	4.875%, 01/01/26*	1,528,147

659,000	4.625%, 07/15/24	661,979

447,000	4.375%, 01/15/30*	431,668

	Teva Pharmaceutical Finance Netherlands III, BV

2,380,000	6.000%, 04/15/24	2,429,742

1,100,000	4.750%, 05/09/27	1,067,946

550,000	7.125%, 01/31/25	574,178

535,000	3.150%, 10/01/26	492,072

		40,478,958

	Industrials (2.5%)

1,180,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	1,256,724

1,355,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	1,296,152

150,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54%	152,682

	Air Lease Corp.‡

190,000	4.650%, 06/15/26 5 year CMT + 4.08%	191,492

165,000	4.125%, 12/15/26 5 year CMT + 3.15%	159,997

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

1,448,000	4.875%, 02/15/30	$1,476,786

1,425,000	4.625%, 01/15/27	1,459,756

591,000	3.500%, 03/15/29^	559,535

	Allison Transmission, Inc.*

1,025,000	4.750%, 10/01/27	1,040,672

295,000	3.750%, 01/30/31	274,710

295,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	274,052

670,000	Arcosa, Inc.* 4.375%, 04/15/29	656,600

3,100,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	3,144,609

598,000	At Home Group, Inc.* 7.125%, 07/15/29	561,056

600,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	636,456

1,235,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	1,180,969

1,191,000	BWX Technologies, Inc.* 4.125%, 04/15/29	1,180,626

600,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	612,828

298,000	Catalent Pharma Solutions, Inc.* 3.500%, 04/01/30	279,551

	Delta Air Lines, Inc.

297,000	7.375%, 01/15/26	338,399

297,000	3.800%, 04/19/23	300,644

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

295,000	4.750%, 10/20/28	315,267

148,000	4.500%, 10/20/25µ	153,569

596,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	594,951

894,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	908,054

1,179,000	Endure Digital, Inc.* 6.000%, 02/15/29	1,050,689

575,000	EnerSys* 4.375%, 12/15/27	585,235

1,355,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	1,306,450

591,000	GFL Environmental, Inc.* 3.750%, 08/01/25	591,579

	Golden Nugget, Inc.*

900,000	6.750%, 10/15/24	900,387

620,000	8.750%, 10/01/25	634,062

673,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	684,784

600,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	649,434

	Graphic Packaging International, LLC*

750,000	4.750%, 07/15/27	790,395

551,000	3.500%, 03/01/29	527,489

1,303,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	1,332,630

2,775,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	2,624,068

PRINCIPAL AMOUNT		VALUE

1,492,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	$1,526,540

1,500,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,544,010

1,375,000	Howmet Aerospace, Inc.^ 5.125%, 10/01/24	1,439,364

1,385,000	IEA Energy Services, LLC* 6.625%, 08/15/29	1,355,070

1,450,000	JELD-WEN, Inc.* 4.625%, 12/15/25	1,445,128

556,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	592,635

1,346,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,304,462

598,000	MasTec, Inc.* 4.500%, 08/15/28	608,525

1,337,000	Meritor, Inc.* 4.500%, 12/15/28	1,303,896

722,000	Moog, Inc.* 4.250%, 12/15/27	725,097

1,615,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	1,583,976

1,140,000	Novelis Corp.* 4.750%, 01/30/30	1,141,322

450,000	OI European Group, BV* 4.750%, 02/15/30	440,892

1,375,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC / Reynolds Gro* 4.000%, 10/15/27	1,303,967

1,370,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	1,241,097

1,331,000	Patrick Industries, Inc.* 4.750%, 05/01/29	1,274,898

1,445,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	1,551,063

595,000	PGT Innovations, Inc.* 4.375%, 10/01/29	574,193

302,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	313,494

709,000	QVC, Inc. 4.375%, 09/01/28	653,960

885,000	Scientific Games International, Inc.* 5.000%, 10/15/25	905,532

650,000	Sensata Technologies, BV* 4.000%, 04/15/29	643,000

593,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	558,185

	Sinclair Television Group, Inc.*

891,000	4.125%, 12/01/30	821,449

600,000	5.500%, 03/01/30	557,460

	Standard Industries, Inc.*

1,165,000	5.000%, 02/15/27	1,173,598

302,000	4.375%, 07/15/30	289,322

100,000	Stanley Black & Decker, Inc.^‡ 4.000%, 03/15/60 5 year CMT + 2.66%	101,856

2,430,000	Station Casinos, LLC* 4.500%, 02/15/28	2,367,160

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

957,000	Stericycle, Inc.* 3.875%, 01/15/29	$914,538

879,000	STL Holding Company, LLC* 7.500%, 02/15/26	926,396

1,200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	1,245,144

	TransDigm, Inc.

1,490,000	6.250%, 03/15/26*	1,541,420

875,000	7.500%, 03/15/27	908,792

589,000	Tronox, Inc.* 4.625%, 03/15/29	570,117

	United Rentals North America, Inc.

595,000	3.750%, 01/15/32	575,103

297,000	3.875%, 02/15/31	289,539

1,191,000	Vertiv Group Corp.* 4.125%, 11/15/28	1,163,416

1,251,000	Wabash National Corp.* 4.500%, 10/15/28	1,214,171

750,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	730,200

	WESCO Distribution, Inc.*

563,000	7.125%, 06/15/25^	589,861

283,000	7.250%, 06/15/28	303,772

		70,996,959

	Information Technology (0.8%)

596,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	589,617

600,000	CDK Global, Inc.* 5.250%, 05/15/29	624,498

1,201,000	CommScope Technologies, LLC* 6.000%, 06/15/25	1,170,975

1,100,000	CommScope, Inc.* 4.750%, 09/01/29	1,054,614

	Dell International, LLC / EMC Corp.

1,405,000	6.020%, 06/15/26µ	1,594,872

646,000	6.100%, 07/15/27	757,693

586,000	Fair Isaac Corp.* 4.000%, 06/15/28	584,834

596,000	II-VI, Inc.* 5.000%, 12/15/29	595,344

1,315,000	KBR, Inc.* 4.750%, 09/30/28	1,314,619

	MPH Acquisition Holdings, LLC*

1,300,000	5.750%, 11/01/28^	1,171,638

595,000	5.500%, 09/01/28	572,164

589,000	NCR Corp.* 5.125%, 04/15/29	588,376

1,914,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	1,786,738

886,000	ON Semiconductor Corp.* 3.875%, 09/01/28	880,445

	Open Text Corp.*

855,000	3.875%, 02/15/28	841,115

447,000	3.875%, 12/01/29	429,486

447,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	432,700

590,000	Playtika Holding Corp.* 4.250%, 03/15/29	564,382

784,000	PTC, Inc.* 4.000%, 02/15/28	780,543

1,355,000	TTM Technologies, Inc.* 4.000%, 03/01/29	1,294,309

PRINCIPAL AMOUNT		VALUE

	Twilio, Inc.

830,000	3.625%, 03/15/29	$798,236

298,000	3.875%, 03/15/31^	285,430

1,475,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	1,419,496

1,355,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	1,276,437

		21,408,561

	Materials (0.7%)

800,000	Alcoa Nederland Holding, BV* 4.125%, 03/31/29	805,168

600,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	612,408

623,000	ArcelorMittal, SA 7.000%, 10/15/39	811,264

895,000	Chemours Company* 4.625%, 11/15/29	853,928

1,880,000	Clearwater Paper Corp.* 4.750%, 08/15/28	1,890,528

	Commercial Metals Company

596,000	4.125%, 01/15/30	591,661

298,000	4.375%, 03/15/32	296,787

1,375,000	Constellium, SE*^ 3.750%, 04/15/29	1,302,001

495,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	498,109

570,000	Freeport-McMoRan, Inc. 5.450%, 03/15/43	671,090

886,000	HB Fuller Company 4.250%, 10/15/28	881,721

1,192,000	Intertape Polymer Group, Inc.* 4.375%, 06/15/29	1,185,933

900,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	947,187

	Kaiser Aluminum Corp.*

615,000	4.625%, 03/01/28^	594,354

149,000	4.500%, 06/01/31	140,653

596,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	585,361

1,257,000	Mercer International, Inc. 5.125%, 02/01/29	1,246,278

1,051,000	OCI, NV* 4.625%, 10/15/25	1,080,186

593,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	622,751

800,000	SCIL IV, LLC / SCIL USA Holdings, LLC* 5.375%, 11/01/26	808,056

1,328,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,334,720

589,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	595,473

906,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	925,144

593,000	Valvoline, Inc.* 3.625%, 06/15/31	544,748

		19,825,509

	Real Estate (0.2%)

953,000	EPR Properties 3.750%, 08/15/29	933,263

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Forestar Group, Inc.*

862,000	5.000%, 03/01/28	$875,327

630,000	3.850%, 05/15/26	622,056

881,000	iStar, Inc. 5.500%, 02/15/26	898,787

1,043,000	MIWD Holdco II LLC* 5.500%, 02/01/30	1,034,520

	Service Properties Trust

1,500,000	4.350%, 10/01/24	1,434,945

550,000	5.250%, 02/15/26	528,528

		6,327,426

	Special Purpose Acquisition Companies (0.1%)

	Fertitta Entertainment Company*

1,195,000	6.750%, 01/15/30	1,161,396

596,000	4.625%, 01/15/29	580,987

		1,742,383

	Utilities (0.2%)

340,000	Algonquin Power & Utilities Corp.‡ 4.750%, 01/18/82	336,219

65,000	CenterPoint Energy, Inc.^‡ 6.125%, 09/01/23 3 mo. USD LIBOR + 3.27%	66,776

175,000	CMS Energy Corp.‡ 4.750%, 06/01/50 5 year CMT + 4.12%	186,352

250,000	Dominion Energy, Inc.‡ 4.650%, 12/15/24 5 year CMT + 2.99%	256,283

133,000	4.350%, 01/15/27 5 year CMT + 3.20%	134,563

330,000	Duke Energy Corp.‡ 4.875%, 09/16/24 5 year CMT + 3.39%	341,613

132,000	3.250%, 01/15/82 5 year CMT + 2.32%	123,761

280,000	NextEra Energy Capital Holdings, Inc.‡ 3.800%, 03/15/82 5 year CMT + 2.55%	276,878

247,000	NRG Energy, Inc. 6.625%, 01/15/27	255,388

458,000	PPL Capital Funding, Inc.^‡ 2.885%, 03/30/67 3 mo. USD LIBOR + 2.67%	424,974

125,000	Sempra Energy‡ 4.875%, 10/15/25 5 year CMT + 4.55%	131,194

85,000	4.125%, 04/01/52 5 year CMT + 2.87%	83,064

247,000	Southern Company‡ 4.000%, 01/15/51 5 year CMT + 3.73%	249,329

95,000	3.750%, 09/15/51 5 year CMT + 2.92%	92,221

300,000	Talen Energy Supply, LLC* 7.250%, 05/15/27	269,565

1,500,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,524,840

745,000	Vistra Corp.*‡ 8.000%, 10/15/26 5 year CMT + 6.93%	774,755

PRINCIPAL AMOUNT		VALUE

625,000	7.000%, 12/15/26 5 year CMT + 5.74%	$624,112

		6,151,887

	TOTAL CORPORATE BONDS (Cost $459,961,006)	463,359,909

CONVERTIBLE BONDS (19.4%)

	Airlines (1.0%)

21,015,000	Southwest Airlines Company 1.250%, 05/01/25	28,618,647

	Communication Services (2.7%)

	Liberty Media Corp.

7,750,000	1.375%, 10/15/23	10,706,857

2,680,000	0.500%, 12/01/50*	3,604,788

7,150,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	11,792,352

	Live Nation Entertainment, Inc.

13,745,000	2.000%, 02/15/25	17,281,176

1,883,000	2.500%, 03/15/23	3,148,997

3,000,000	Match Group Financeco 2, Inc.*~ 0.875%, 06/15/26	4,301,820

2,500,000	Match Group Financeco 3, Inc.* 2.000%, 01/15/30	3,923,300

11,350,000	Snap, Inc.* 0.000%, 05/01/27	9,740,457

4,330,000	Twitter, Inc. 0.250%, 06/15/24	4,516,147

4,935,000	Zynga, Inc. 0.250%, 06/01/24	5,994,199

		75,010,093

	Consumer Discretionary (5.0%)

10,440,000	Airbnb, Inc.*µ 0.000%, 03/15/26	9,925,412

15,201,000	Booking Holdings, Inc.µ^ 0.750%, 05/01/25	22,697,069

5,105,000	Burlington Stores, Inc. 2.250%, 04/15/25	6,640,074

	DISH Network Corp.

13,435,000	3.375%, 08/15/26	12,474,263

2,614,000	2.375%, 03/15/24	2,510,825

	Etsy, Inc.

4,415,000	0.125%, 09/01/27	4,910,098

2,855,000	0.250%, 06/15/28*	2,816,629

29,915,000	Ford Motor Company* 0.000%, 03/15/26	40,607,519

7,670,000	Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	8,550,823

5,730,000	Shake Shack, Inc.* 0.000%, 03/01/28	4,702,496

400,000	Tesla, Inc. 2.000%, 05/15/24	6,069,488

4,160,000	Under Armour, Inc. 1.500%, 06/01/24	7,105,114

9,760,000	Vail Resorts, Inc.^ 0.000%, 01/01/26	9,784,888

		138,794,698

	Energy (0.7%)

3,190,000	EQT Corp. 1.750%, 05/01/26	5,194,245

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

6,515,000	Pioneer Natural Resources Company 0.250%, 05/15/25	$13,493,412

		18,687,657

	Financials (0.3%)

3,000,000	Ares Capital Corp.^ 4.625%, 03/01/24	3,541,410

4,675,000	Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	4,503,474

		8,044,884

	Health Care (2.8%)

1,850,000	CONMED Corp. 2.625%, 02/01/24	3,005,066

5,500,000	CryoPort, Inc.* 0.750%, 12/01/26	4,461,710

12,070,000	Dexcom, Inc.^ 0.250%, 11/15/25	12,871,086

3,673,000	Envista Holdings Corp. 2.375%, 06/01/25	7,849,605

3,702,000	Halozyme Therapeutics, Inc.* 0.250%, 03/01/27	3,180,832

3,960,000	Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	4,241,279

13,130,000	Jazz Investments I, Ltd. 2.000%, 06/15/26	15,417,246

6,925,000	NeoGenomics, Inc. 0.250%, 01/15/28	5,123,254

4,680,000	Omnicell, Inc. 0.250%, 09/15/25	7,536,672

7,755,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	8,806,113

5,460,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	6,942,608

		79,435,471

	Industrials (1.9%)

4,600,000	Air Transport Services Group, Inc.µ 1.125%, 10/15/24	4,939,848

1,015,000	Chart Industries, Inc.* 1.000%, 11/15/24	2,184,056

7,440,000	JetBlue Airways Corp.* 0.500%, 04/01/26	7,079,383

13,520,000	John Bean Technologies Corp.* 0.250%, 05/15/26	13,874,765

8,240,000	Middleby Corp. 1.000%, 09/01/25	12,425,261

14,800,000	Uber Technologies, Inc. 0.000%, 12/15/25	13,836,372

		54,339,685

	Information Technology (4.5%)

7,838,000	Bill.com Holdings, Inc.*µ 0.000%, 04/01/27	7,078,655

4,484,000	Confluent, Inc.* 0.000%, 01/15/27	4,405,171

2,015,000	Datadog, Inc. 0.125%, 06/15/25	3,446,476

	Enphase Energy, Inc.*

12,325,000	0.000%, 03/01/28	11,284,030

2,629,000	0.000%, 03/01/26	2,417,760

PRINCIPAL AMOUNT		VALUE

3,835,000	Five9, Inc. 0.500%, 06/01/25	$4,487,410

13,000,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	15,362,880

2,735,000	Nova, Ltd. 0.000%, 10/15/25	4,471,069

5,015,000	Okta, Inc. 0.125%, 09/01/25	6,281,639

15,740,000	ON Semiconductor Corp.* 0.000%, 05/01/27	20,954,662

3,520,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	6,263,030

5,495,000	Perficient, Inc.* 0.125%, 11/15/26	4,885,110

7,590,000	Repay Holdings Corp.* 0.000%, 02/01/26	6,553,282

	Shift4 Payments, Inc.*

4,981,000	0.000%, 12/15/25~	5,007,499

900,000	0.500%, 08/01/27	763,758

1,542,000	Shopify, Inc. 0.125%, 11/01/25	1,650,326

3,524,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	5,190,041

5,850,000	Tyler Technologies, Inc.* 0.250%, 03/15/26	6,658,470

2,670,000	Workday, Inc. 0.250%, 10/01/22	4,613,707

1,450,000	Zscaler, Inc.µ 0.125%, 07/01/25	2,618,888

		124,393,863

	Materials (0.2%)

3,525,000	Lithium Americas Corp.* 1.750%, 01/15/27	3,123,996

3,060,000	MP Materials Corp.* 0.250%, 04/01/26	3,582,587

		6,706,583

	Real Estate (0.3%)

7,975,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	8,710,295

	TOTAL CONVERTIBLE BONDS (Cost $481,118,601)	542,741,876

BANK LOANS (1.8%) ¡

	Airlines (0.1%)

990,000	AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	1,029,051

1,488,750	United Airlines, Inc.‡ 4.500%, 04/21/28 3 mo. LIBOR + 3.75%	1,492,881

		2,521,932

	Communication Services (0.4%)

1,539,563	Clear Channel Outdoor Holdings, Inc.‡ 3.800%, 08/21/26 3 mo. LIBOR + 3.50%	1,520,611

2,779,625	DIRECTV Financing, LLC‡ 5.750%, 08/02/27 3 mo. LIBOR + 5.00%	2,787,019

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,527,303	Frontier Communications Corp.‡ 4.500%, 05/01/28 3 mo. LIBOR + 3.75%	$1,527,303

1,033,468	iHeartCommunications, Inc.‡ 3.105%, 05/01/26 1 mo. LIBOR + 3.00%	1,029,593

2,791,100	Intelsat Jackson Holdings, SA 8.625%, 01/02/24	2,791,979

595,000	Intelsat Jackson Holdings, SA! 0.000%, 01/02/24	595,187

7,779	Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	7,781

560,000	Nexstar Broadcasting, Inc.‡ 2.602%, 09/18/26 1 mo. LIBOR + 2.50%	558,950

		10,818,423

	Consumer Discretionary (0.3%)

402,390	Life Time Fitness, Inc.‡ 5.750%, 12/16/24 3 mo. LIBOR + 4.75%	406,917

2,084,250	Petco Health and Wellness Company, Inc.‡ 4.000%, 03/03/28 3 mo. LIBOR + 3.25%	2,085,073

3,001,484	PetSmart, Inc.‡ 4.500%, 02/11/28 6 mo. LIBOR + 3.75%	3,001,018

1,362,594	Rent-A-Center, Inc.‡ 3.750%, 02/17/28 1 mo. LIBOR + 3.25%	1,362,594

894,252	TKC Holdings, Inc.‡ 6.500%, 05/15/28 3 mo. LIBOR + 5.50%	896,488

485,683	TKC Holdings, Inc.! 0.000%, 05/15/28	486,897

1,975,050	WW International, Inc.‡ 4.000%, 04/13/28 1 mo. LIBOR + 3.50%	1,915,305

		10,154,292

	Consumer Staples (0.0%)

208,467	United Natural Foods, Inc.‡ 3.355%, 10/22/25 1 mo. LIBOR + 3.25%	208,759

	Financials (0.1%)

2,437,750	Jazz Financing Lux Sarl‡ 3.610%, 05/05/28 1 mo. LIBOR + 3.50%	2,441,724

303,595	Level 3 Financing, Inc.‡ 1.855%, 03/01/27 1 mo. LIBOR + 1.75%	298,971

		2,740,695

	Health Care (0.3%)

2,782,793	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	2,762,492

925,604	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	924,794

230,615	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	230,413

PRINCIPAL AMOUNT		VALUE

1,150,881	Mallinckrodt International Finance, SA‡ 6.000%, 09/24/24 3 mo. LIBOR + 5.25%	$1,079,912

1,261,176	Padagis, LLC‡ 5.250%, 07/06/28 3 mo. LIBOR + 4.75%	1,260,786

2,620,699	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	2,537,492

		8,795,889

	Industrials (0.3%)

597,000	ACProducts, Inc.‡ 4.750%, 05/17/28 6 mo. LIBOR + 4.25%	594,707

745,000	Air Canada‡ 4.250%, 08/11/28 3 mo. LIBOR + 3.50%	748,569

1,194,000	BW Gas & Convenience Holdings, LLC‡ 4.000%, 03/31/28 1 mo. LIBOR + 3.50%	1,195,492

1,218,393	Dun & Bradstreet Corp.‡ 3.358%, 02/06/26 1 mo. LIBOR + 3.25%	1,215,134

1,046,141	Granite Holdings US Acquisition Company‡ 4.224%, 09/30/26 3 mo. LIBOR + 4.00%	1,046,141

759,229	RegionalCare Hospital Partners Holdings, Inc.‡ 3.855%, 11/16/25 1 mo. LIBOR + 3.75%	758,383

1,905,407	Scientific Games International, Inc.‡ 2.860%, 08/14/24 1 mo. LIBOR + 2.75%	1,901,958

301,498	TransDigm, Inc.‡ 2.355%, 12/09/25 1 mo. LIBOR + 2.25%	298,802

		7,759,186

	Information Technology (0.2%)

1,675,000	AP Core Holdings II, LLC‡ 6.250%, 09/01/27 1 mo. LIBOR + 5.50%	1,692,278

1,231,286	Banff Merger Sub, Inc.‡ 3.974%, 10/02/25 3 mo. LIBOR + 3.75%	1,228,621

1,425,900	Camelot U.S. Acquisition 1 Company‡ 3.105%, 10/30/26 1 mo. LIBOR + 3.00%	1,423,226

796,950	Camelot U.S. Acquisition 1 Company‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	796,699

1,650,000	VFH Parent LLC‡ 3.500%, 01/13/29 3 mo. LIBOR + 3.00%	1,650,000

		6,790,824

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Materials (0.1%)

864,600		Innophos, Inc.‡ 3.855%, 02/05/27 1 mo. LIBOR + 3.75%	$864,418

600,000		LSF11 A5 HoldCo, LLC‡ 4.250%, 10/15/28 3 mo. LIBOR + 3.75%	601,125

			1,465,543

		Special Purpose Acquisition Company (0.0%)

300,000		Fertitta Entertainment, LLC! 0.000%, 01/27/29	301,313

		TOTAL BANK LOANS (Cost $51,668,870)	51,556,856

NUMBER OF SHARES			VALUE

COMMON STOCKS (86.8%)

		Communication Services (8.7%)

34,670		Alphabet, Inc. - Class A^#	93,819,447

10,635		Alphabet, Inc. - Class C^#	28,863,071

25,095		Altice USA, Inc. - Class A#	361,870

264,885		AT&T, Inc.~	6,754,568

411,425		Comcast Corp. - Class A	20,567,136

10,122		Cumulus Media, Inc. - Class A#	103,751

2		Frontier Communications Parent, Inc.#	53

176,235		Meta Platforms, Inc. - Class A~#	55,207,376

32,360		Netflix, Inc.#	13,822,250

205,085	EUR	Orange, SA	2,409,226

149,335		Walt Disney Company^#	21,350,425

			243,259,173

		Consumer Discretionary (10.3%)

32,615		Amazon.com, Inc.^~#	97,566,794

3,715		Booking Holdings, Inc.#	9,124,523

59,260		Carnival Corp.^#	1,173,941

243,463		General Motors Company#	12,837,804

94,175		Home Depot, Inc.^	34,560,341

69,245		Lowe’s Companies, Inc.^	16,435,301

62,500		McDonald’s Corp.	16,215,625

245,080		MGM Resorts International	10,469,818

162,800		NIKE, Inc. - Class B	24,105,796

77,770		Starbucks Corp.	7,646,346

47,015		Target Corp.	10,363,516

31,185		Tesla, Inc.#	29,211,613

143,900		TJX Companies, Inc.^	10,356,483

17,950		Ulta Beauty, Inc.#	6,529,133

			286,597,034

		Consumer Staples (5.7%)

58,750		Altria Group, Inc.	2,989,200

459,960		Coca-Cola Company^	28,062,160

41,820		Costco Wholesale Corp.	21,124,537

250,885		Mondelez International, Inc. - Class A	16,816,822

112,795		PepsiCo, Inc.^	19,572,188

147,500		Philip Morris International, Inc.	15,170,375

203,745		Procter & Gamble Company~	32,690,885

52,650		Walgreens Boots Alliance, Inc.	2,619,864

154,510		Walmart, Inc.	21,602,043

			160,648,074

NUMBER OF SHARES		VALUE

	Energy (5.0%)

475,000	BP, PLC^	$14,687,000

47,998	Calfrac Well Services, Ltd.#	205,671

11,045	Chaparral Energy, Inc. - Class A&#	519,115

3,550	Chesapeake Energy Corp.^	242,004

237,650	Chevron Corp.	31,210,575

168,295	ConocoPhillips	14,914,303

2,381	Denbury, Inc.#	178,908

22,502	Diamond Offshore Drilling, Inc.&#	124,886

82,935	Energy Transfer, LP	793,688

49,155	Enterprise Products Partners, LP	1,162,024

7,920	EP Energy Corp.&#	707,850

431,180	Exxon Mobil Corp.	32,752,433

495	Gulfport Energy Corp.#	32,370

70,690	Hess Corp.^	6,523,980

232,940	Kinder Morgan, Inc.^	4,043,838

15,860	Magellan Midstream Partners, LP	775,078

100,220	Marathon Petroleum Corp.	7,190,785

26,500	Pioneer Natural Resources Company	5,800,585

12,529	Ranger Oil Corp. - Class A^#	388,524

156,200	Schlumberger, NV	6,102,734

17,747	Superior Energy Services, Inc.*&#	771,995

86,605	Sysco Corp.	6,768,181

33,540	Valero Energy Corp.	2,782,814

17,044	Weatherford International, PLC#	511,320

10,000	Williams Companies, Inc.^	299,400

		139,490,061

	Financials (10.8%)

35,430	Affiliated Managers Group, Inc.	5,180,220

65,730	American Express Company	11,819,569

346,890	American International Group, Inc.	20,032,898

29,983	Assurant, Inc.	4,572,707

1,019,405	Bank of America Corp.^~	47,035,347

71,870	Bank of New York Mellon Corp.^	4,259,016

10,715	BlackRock, Inc.	8,817,802

85,840	Charles Schwab Corp.^	7,528,168

46,700	Chubb, Ltd.~	9,212,976

311,925	Citigroup, Inc.^	20,312,556

125,000	Discover Financial Services	14,468,750

1,877	Ellington Financial, Inc.‡# 6.250%, 5 year CMT + 4.99%	46,399

27,300	Goldman Sachs Group, Inc.^	9,682,764

447,110	Huntington Bancshares, Inc.^	6,733,477

33,700	Intercontinental Exchange, Inc.	4,268,442

273,910	JPMorgan Chase & Company^	40,703,026

374,780	KeyCorp^	9,391,987

122,075	Marsh & McLennan Companies, Inc.	18,755,603

290,930	Morgan Stanley^	29,831,962

43,760	Northern Trust Corp.	5,104,166

157,631	Starwood Property Trust, Inc.	3,901,367

353,220	Wells Fargo & Company^	19,003,236

		300,662,438

	Health Care (8.9%)

194,210	Abbott Laboratoriesµ	24,754,007

179,340	AbbVie, Inc.	24,549,853

18,870	Anthem, Inc.	8,321,481

202,220	Bristol-Myers Squibb Company	13,122,056

26,830	CVS Health Corp.	2,857,663

7,210	Dexcom, Inc.#	3,103,761

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

109,850	Eli Lilly & Company	$26,956,091

48,980	Gilead Sciences, Inc.	3,363,946

31,260	Intuitive Surgical, Inc.^#	8,883,467

176,230	Johnson & Johnson^	30,362,667

251,550	Merck & Company, Inc.	20,496,294

360,000	Pfizer, Inc.	18,968,400

21,460	Thermo Fisher Scientific, Inc.	12,474,698

105,000	UnitedHealth Group, Inc.^~	49,619,850

		247,834,234

	Industrials (6.4%)

454,180	Carrier Global Corp.	21,655,302

251,880	Colfax Corp.#	10,357,306

967,920	CSX Corp.^	33,122,222

14,820	FedEx Corp.	3,643,645

104,568	General Electric Company	9,879,585

104,790	Honeywell International, Inc.	21,427,459

92,435	JB Hunt Transport Services, Inc.	17,797,435

37,050	Northrop Grumman Corp.	13,704,795

334,130	Raytheon Technologies Corp.	30,135,185

20,295	Stryker Corp.	5,034,175

49,810	Union Pacific Corp.	12,181,035

		178,938,144

	Information Technology (25.9%)

56,335	Accenture, PLC - Class A	19,918,929

35,170	Adobe, Inc.#	18,791,331

44,250	Advanced Micro Devices, Inc.#	5,055,562

1,189,610	Apple, Inc.^~	207,920,036

254,355	Applied Materials, Inc.	35,146,774

247,515	Cisco Systems, Inc.	13,779,160

117,815	Fidelity National Information Services, Inc.^	14,128,375

49,985	Lam Research Corp.	29,487,151

125,850	Marvell Technology, Inc.	8,985,690

72,315	Mastercard, Inc. - Class A^	27,941,070

95,780	Micron Technology, Inc.	7,879,821

593,615	Microsoft Corp.^~	184,602,393

1,520,000	Nokia Oyj^#	8,968,000

221,780	NVIDIA Corp.	54,305,051

27,590	PayPal Holdings, Inc.#	4,743,825

66,010	QUALCOMM, Inc.	11,601,918

86,580	salesforce.com, Inc.#	20,141,105

85,550	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	10,490,996

178,525	Visa, Inc. - Class A^	40,376,999

		724,264,186

	Materials (4.1%)

107,000	Alcoa Corp.	6,067,970

71,740	Celanese Corp.~	11,170,636

370,315	Freeport-McMoRan, Inc. - Class H	13,783,124

80,575	Linde, PLC	25,677,641

182,625	Medtronic, PLC	18,899,861

82,000	Nucor Corp.^	8,314,800

96,625	PPG Industries, Inc.	15,092,825

21,845	ServiceNow, Inc.#	12,796,364

20,585	Vulcan Materials Company	3,917,531

		115,720,752

	Real Estate (1.0%)

1,951	American Finance Trust, Inc.# 7.500%,	52,775

NUMBER OF SHARES		VALUE

70,930	American Tower Corp.	$17,838,895

269,392	Invitation Homes, Inc.	11,309,076

		29,200,746

	TOTAL COMMON STOCKS (Cost $1,533,104,437)	2,426,614,842

PREFERRED STOCKS (0.4%)

	Communication Services (0.0%)

8,482	AT&T, Inc.^ 4.750%, 02/18/25	208,403

5,000	AT&T, Inc. 5.350%, 11/01/66	127,250

20,000	Qwest Corp. 6.500%, 09/01/56	504,200

		839,853

	Consumer Discretionary (0.1%)

3,485	Ford Motor Company^ 6.200%, 06/01/59	91,795

8,177	Guitar Center, Inc.	1,018,036

605	Qurate Retail, Inc. 8.000%, 03/15/31	58,165

		1,167,996

	Energy (0.2%)

12,420	Energy Transfer, LP‡ 7.625%, 08/15/23 3 mo. USD LIBOR + 4.74%	304,911

67,740	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	1,488,925

31,109	NuStar Energy, LP‡ 6.969%, 03/02/22 3 mo. USD LIBOR + 6.77%	765,592

55,760	NuStar Logistics, LP‡ 6.975%, 01/15/43 3 mo. USD LIBOR + 6.73%	1,405,710

		3,965,138

	Financials (0.1%)

6,000	Affiliated Managers Group, Inc. 4.750%, 09/30/60	149,280

5,970	Annaly Capital Management, Inc.‡# 6.950%, 09/30/22 3 mo. USD LIBOR + 4.99%	148,653

26,907	B Riley Financial, Inc. 5.250%, 08/31/28	666,755

3,000	B Riley Financial, Inc. 6.000%, 01/31/28	75,030

2,246	Bank of America Corp.^ 4.375%, 11/03/25	53,095

7,000	Brookfield Finance, Inc. 4.625%, 10/16/80	164,010

9,629	CNO Financial Group, Inc. 5.125%, 11/25/60	240,725

5,206	Cullen/Frost Bankers, Inc. 4.450%, 12/15/25	125,100

1,943	First Republic Bank/CA 4.125%, 10/30/25	44,378

2,750	Fulton Financial Corp. 5.125%, 01/15/26	69,383

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

8,500	Prudential Financial, Inc.^ 4.125%, 09/01/60	$206,295

12,000	Selective Insurance Group, Inc. 4.600%, 12/15/25	286,800

3,006	Signature Bank/New York NY 5.000%, 12/30/25	74,399

5,250	Spirit Realty Capital, Inc.# 6.000%, 10/03/22	133,350

1,420	US Bancorp 3.750%, 01/15/26	31,439

12,350	W R Berkley Corp. 5.100%, 12/30/59	318,260

		2,786,952

	Industrials (0.0%)

2,500	Brookfield Finance I UK, PLC 4.500%, 11/24/25	57,625

3,000	QVC, Inc. 6.250%, 11/26/68	66,510

2,555	WESCO International, Inc.‡ 10.625%, 06/22/25 5 year CMT + 10.33%	77,876

		202,011

	Real Estate (0.0%)

11,275	Brookfield Property Partners, LP 5. 750%, 03/31/25	256,506

5,000	Brookfield Property Partners, LP^ 6.375%, 09/30/24	120,650

5,400	EPR Properties^# 5.750%, 11/30/22	132,354

3,625	Global Net Lease, Inc.# 6.875%, 11/26/24	95,483

		604,993

	Utilities (0.0%)

5,000	Algonquin Power & Utilities Corp.‡ 6.875%, 10/17/78 3 mo. USD LIBOR + 3.68%	132,500

6,000	Brookfield Renewable Partners, LP 5.250%, 03/31/25	150,300

5,100	DTE Energy Company 5.250%, 12/01/77	131,784

		414,584

	TOTAL PREFERRED STOCKS (Cost $10,170,515)	9,981,527

CONVERTIBLE PREFERRED STOCKS (8.7%)

	Communication Services (0.6%)

18,160	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	18,113,601

	Consumer Discretionary (0.6%)

100,805	Aptiv, PLCµ 5.500%, 06/15/23	15,703,403

	Energy (0.0%)

28	Gulfport Energy Operating Corp. 10.000%, 03/03/22 15.00% PIK rate	127,400

NUMBER OF SHARES		VALUE

	Financials (0.8%)

80,250	AMG Capital Trust IIµ 5.150%, 10/15/37	$4,537,174

210	Bank of America Corp.µ‡‡ 7.250%	295,680

3,150	Bank OZK 4.625%, 11/15/26	74,088

2,776	First Citizens Bancshare Preferred Stock‡ ‡‡ 5.625%	73,425

5,475	First Republic Bank^ 4.000%, 08/30/26	120,724

191,800	KKR & Company, Inc.^ 6.000%, 09/15/23	17,024,168

3,385	Morgan Stanley 4.250%, 01/15/27	79,006

6,468	Prospect Capital Corp.^ 5.350%, 07/01/26	131,688

1,350	Wells Fargo & Company 4.375%, 03/15/26	31,712

5,248	Western Alliance Bancorp‡ 4.250%, 09/30/26 5 year CMT + 3.45%	132,355

		22,500,020

	Health Care (1.7%)

96,145	Avantor, Inc.µ 6.250%, 05/15/22	10,979,759

145,745	Boston Scientific Corp.µ 5.500%, 06/01/23	16,985,122

9,980	Danaher Corp. 4.750%, 04/15/22	19,024,375

		46,989,256

	Industrials (0.7%)

180,605	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	18,849,744

	Information Technology (1.3%)

19,390	Broadcom, Inc.µ 8.000%, 09/30/22	35,515,112

	Utilities (3.0%)

175,145	AES Corp.µ 6.875%, 02/15/24	15,946,952

84,885	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)**§ 4.566%, 09/15/29	4,751,183

170,935	Dominion Energy, Inc. 7.250%, 06/01/22	17,438,789

505,555	DTE Energy Company 6.250%, 11/01/22	25,707,472

142,970	Essential Utilities, Inc. 6.000%, 04/30/22	8,366,605

140,750	NextEra Energy, Inc. 4.872%, 09/01/22	8,186,020

94,060	6.219%, 09/01/23	4,833,743

		85,230,764

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $199,870,737)	243,029,300

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUND (0.0%)

	Other (0.0%)

5,525	iShares Preferred & Income Securities ETF^ (Cost $209,453)	$208,016

WARRANTS (0.1%) #

	Energy (0.1%)

4,069	Chesapeake Energy Corp. 02/09/26, Strike $31.71	159,912

3,662	Chesapeake Energy Corp. 02/09/26, Strike $27.27	155,305

2,260	Chesapeake Energy Corp. 02/09/26, Strike $35.71	79,620

6,263	Denbury, Inc. 09/18/25, Strike $32.59	269,434

2,279	Denbury, Inc. 09/18/23, Strike $35.41	93,428

57,470	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	6

51,723	Mcdermott International, Ltd.& 06/30/27, Strike $12.33	5

47,885	Tidewater, Inc. 11/14/42, Strike $0.00	747,006

16,676	Tidewater, Inc. 11/14/42, Strike $0.00	6,670

	TOTAL WARRANTS (Cost $5,139,246)	1,511,386

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.3%) #

	Airlines (0.0%)

2,140	Southwest Airlines Company

9,578,640	Call, 02/18/22, Strike $42.50	631,300

	Other (0.3%)

3,200	iShares MSCI Emerging Markets

15,628,800	Call, 03/18/22, Strike $53.00	57,600

3,800	iShares Russell 2000 ETF

76,471,200	Call, 09/16/22, Strike $200.00	6,097,100

3,200

64,396,800	Call, 03/18/22, Strike $230.00	80,000

1,675	SPDR S&P 500 ETF Trust

75,359,925	Put, 02/18/22, Strike $440.00	967,312

		7,202,012

	TOTAL PURCHASED OPTIONS (Cost $10,613,681)	7,833,312

		VALUE

TOTAL INVESTMENTS (134.1%) (Cost $2,751,856,546)		$3,746,837,024

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-10.9%)		(304,000,000)

LIABILITIES, LESS OTHER ASSETS (-23.2%)		(648,599,451)

NET ASSETS (100.0%)		$2,794,237,573

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.1%) #

	Airlines (0.0%)

2,140	Southwest Airlines Company

9,578,640	Call, 02/18/22, Strike $50.00	(38,520)

	Consumer Discretionary (0.0%)

80	Tesla, Inc.

7,493,760	Put, 02/18/22, Strike $800.00	(92,600)

	Materials (0.0%)

535	Alcoa Corp.

3,033,985	Call, 02/18/22, Strike $60.00	(84,263)

	Other (-0.1%)

2,960	iShares Russell 2000 ETF

59,567,040	Call, 09/16/22, Strike $230.00	(1,241,720)

	TOTAL WRITTEN OPTIONS (Premium $1,917,363)	(1,457,103)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $151,357,385.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2022.
&	Illiquid security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $24,642,675.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

‡‡	Perpetual maturity.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2022.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

EUR         European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2022 was as follows*:

Cost basis of investments	$2,749,939,183

Gross unrealized appreciation	1,144,485,756
Gross unrealized depreciation	(149,045,017)

Net unrealized appreciation (depreciation)	$995,440,739

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 with an aggregate liquidation preference of $62.0 million. On September 6, 2017, 9,680,000 MRPS were issued with an aggregate liquidation preference of $242.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into four series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2022.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	3,220	$25	$80,500,000
Series B	9/06/24	4.00%	3,220	$25	$80,500,000
Series C	9/06/27	4.24%	3,240	$25	$81,000,000
Series D	8/24/26	2.45%	2,480	$25	$62,000,000
				Total	$304,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, Series A, B, and C of the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. Series A, B, and C of the MRPS have been assigned a rating of `AA-’ by Kroll. As of August 24, 2021, Series D and E of the MRPS have been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.